Cover	Jan. 25, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 25, 2024
Entity Registrant Name	KEARNY FINANCIAL CORP.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-37399
Entity Tax Identification Number	30-0870244
Entity Address, Address Line One	120 Passaic Avenue
Entity Address, City or Town	Fairfield
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07004
City Area Code	(973)
Local Phone Number	244-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock, $0.01 par value
Trading Symbol	KRNY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	EXPLANATORY NOTEOn January 25, 2024, Kearny Financial Corp. (the “Company”), the holding company for Kearny Bank, issued a press release reporting its financial results for the quarter ended December 31, 2023 (the “Original Earnings Release”). A copy of the Original Earnings Release was furnished by the Company with a Current Report on Form 8-K on January 25, 2024 (the “Original 8-K”). On January 31, 2024, the Company issued a press release (the “Revised Earnings Release”), revising the Original Earnings Release, to adjust the timing of income recognition associated with a $4.8 million non-recurring increase in cash surrender value (the “enhancement fee”) associated with restructuring of its Bank-Owned Life Insurance ("BOLI") portfolio that was originally recognized as non-interest income during the quarter.During the quarter ended December 31, 2023, the Company recorded a $4.8 million non-recurring increase in BOLI cash surrender value and recognized the enhancement fee within non-interest income. Subsequent to the issuance of the Original Earnings Release, the Company continued to evaluate the matter and determined it was necessary to revise its accounting for the enhancement fee and derecognize the enhancement fee and the increase in BOLI cash surrender value initially recorded in the financial statements as of and for the quarter ended December 31, 2023. As a result, the $4.8 million enhancement fee will be recognized prospectively as non-interest income in future periods.The sole purpose of this Amendment No. 1 on Form 8-K/A is to amend Items 2.02, 7.01 and 9.01 of the Original 8-K and furnish the Revised Earnings Release in place of the Original Earnings Release. No changes have been made to Item 8.01 of the Original 8-K. Except as set forth herein, no other information in the Original 8-K is being amended.
Amendment Flag	true
Entity Central Index Key	0001617242